Business Combination - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details)	Apr. 30, 2024 USD ($)
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Abstract]
Cash and cash equivalent	$ 16,047
Prepayment and other current assets	242,197
Other receivable	73,177
Property and equipment, net	317,072
Right-of-use operating lease assets, net	2,641,830
Accounts payable	(370,175)
Taxes payable	370
Other payable	(611,568)
Other liabilities	(19,366)
Operating lease liabilities	(2,667,990)
Fair value of non-controlling interest	151,362
Goodwill	326,538
Total purchase price consideration	$ 99,495